N-2	Aug. 18, 2023
Cover [Abstract]
Entity Central Index Key	0001730984
Amendment Flag	false
Securities Act File Number	001-38483
Document Type	8-K
Entity Registrant Name	BAYCOM CORP
Entity Address, Address Line One	500 Ygnacio Valley Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94596
City Area Code	925
Local Phone Number	476-1800
Entity Emerging Growth Company	true
Entity Ex Transition Period	false